Other Income (Expense)	6 Months Ended
Jun. 30, 2025
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Other Income (Expense)
10.	Other Income (Expense)

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2025	2024	2025	2024

Interest income		$8,455	$4,396	$17,263	$10,134

Dividend income		287	481	526	1,181

Foreign exchange gain (loss)		(1,379)	48	(1,532)	622

Gain (loss) on fair value adjustment of share purchase warrants held		2,134	197	2,757	380

Other		239	-	(1,758)	-

Total other income (expense)		$9,736	$5,122	$17,256	$12,317